Benefit Plans - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Age of employees to be eligible to participate in the defined contribution plan	21 years
Eligible service period to participate in the defined contribution plan	1 year
Maximum employee contribution, Percentage	20.00%
Matching contribution by the company (as a percent)	20.00%
Maximum percentage of employee's contribution	5.00%
Total matching contributions		$ 1